Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Beginning balance	$ 118,000
Issuance of shares related to acquisition				$ 21,306
Ending balance			$ 118,000
Goodwill [Member]
Goodwill [Line Items]
Beginning balance	715,258	$ 718,204	718,204	683,327
Betcha acquisition adjustment		(2,946)
Issuance of shares related to acquisition			(2,946)	34,877
Capitalized development costs	0	0	0	0
Wavedash acquisition	45,351
Disposals	0		0
Foreign currency translation	(638)
Amortization	0	0	0	0
Ending balance	759,971	715,258	715,258	718,204
Definite-lived Intangible Assets [Member]
Goodwill [Line Items]
Beginning balance	17,310	13,845	13,845	2,358
Betcha acquisition adjustment		(890)
Issuance of shares related to acquisition			(890)	5,320
Capitalized development costs	8,067	8,988	11,763	8,438
Wavedash acquisition	29,673
Disposals	(43)		(259)
Foreign currency translation	(418)
Amortization	(7,525)	(5,009)	(7,149)	(2,271)
Ending balance	47,064	16,934	17,310	13,845
Trademarks [Member]
Goodwill [Line Items]
Beginning balance	64,666	64,666	64,666	64,666
Betcha acquisition adjustment		0
Issuance of shares related to acquisition			0	0
Capitalized development costs	0	0	0	0
Wavedash acquisition	2,173
Disposals	0		0
Foreign currency translation	(30)
Amortization	0	0	0	0
Ending balance	$ 66,809	$ 64,666	$ 64,666	$ 64,666